FPA INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS

March 31, 2020

(Unaudited)

COMMON STOCKS	Shares	Fair Value
APPLICATION SOFTWARE — 8.9%
SAP SE (Germany)	29,340	$3,275,749
Sumo Group plc (Britain) (a)	1,559,001	3,002,064
Tencent Holdings Ltd. (China)	148,941	7,361,795
Ubisoft Entertainment SA (France) (a)	96,025	7,018,561
		$20,658,169
HOUSEHOLD PRODUCTS — 6.4%
Henkel AG & Co. KGaA (Germany)	47,670	$3,501,735
L’Oreal SA (France)	9,154	2,369,152
Reckitt Benckiser Group plc (Britain)	70,500	5,370,379
Unilever plc (Britain)	70,771	3,568,995
		$14,810,261
INDUSTRIALS — 5.8%
Electrocomponents plc (Britain)	989,229	$6,298,096
Valmet Oyj (Finland)	360,800	7,004,269
		$13,302,365
MEDICAL EQUIPMENT — 4.8%
Alcon, Inc. (Switzerland) (a)	115,946	$5,939,998
Koninklijke Philips NV (Netherlands)	124,230	5,100,556
		$11,040,554
INFORMATION TECHNOLOGY SERVICES — 4.4%
Capgemini SE (France)	81,819	$6,836,982
RELX plc (Britain)	152,960	3,264,537
		$10,101,519
FOOD SERVICES — 3.1%
Compass Group plc (Britain)	244,280	$3,805,908
Sodexo SA (France)	51,042	3,427,734
		$7,233,642
BUILDING MAINTENANCE SERVICES — 3.1%
ISS A/S (Denmark)	522,220	$7,144,236

BEVERAGES — 2.9%
Ambev SA (Brazil) (a)	1,426,999	$3,273,576
Britvic plc (Britain)	406,121	3,519,778
		$6,793,354
PROFESSIONAL SERVICES — 2.9%
Pagegroup plc (Britain)	1,129,843	$5,072,494
Randstad NV (Netherlands)	46,448	1,639,238
		$6,711,732
COMMERCIAL SERVICES — 2.8%
Babcock International Group plc (Britain)	1,352,595	$6,383,576

OTHER SPECIALTY RETAIL - DISCRETIONARY — 2.7%
Fielmann AG (Germany)	42,714	$2,486,385

	Shares	Fair Value
COMMON STOCKS - Continued
GrandVision NV (Netherlands)	135,270	3,698,238
		$6,184,623
OTHER COMMERCIAL SERVICES — 2.1%
ALS, Ltd. (Australia)	1,377,450	$4,801,223

INTERNET MEDIA — 2.0%
NAVER Corp. (South Korea)	32,459	$4,512,918

ADVERTISING & MARKETING — 1.7%
Stroeer SE & Co. KGaA (Germany)	77,166	$3,965,166

NON WOOD BUILDING MATERIALS — 1.7%
Cie de Saint-Gobain (France)	161,471	$3,874,565

FUNERAL SERVICES — 1.5%
Dignity plc (Britain)	1,030,438	$3,582,880

HEALTH CARE SUPPLIES — 1.5%
EssilorLuxottica SA (France)	32,660	$3,457,866

CEMENT & AGGREGATES — 1.5%
CRH plc (Ireland)	127,678	$3,452,789

SEMICONDUCTOR MANUFACTURING — 1.4%
ASML Holding NV (Netherlands)	12,507	$3,297,027

SPECIALTY CHEMICALS — 1.0%
Koninklijke DSM NV (Netherlands)	21,457	$2,413,671

FLOW CONTROL EQUIPMENT — 1.0%
Sulzer AG (Switzerland)	38,403	$2,390,707

COMMERCIAL & RESIDENTIAL BUILDING EQUIPMENT & SYSTEMS — 1.0%
Volution Group plc (Britain)	1,227,378	$2,385,884

PACKAGED FOOD — 1.0%
Nestle SA (Switzerland)	22,230	$2,275,636

BANKS — 0.9%
AIB Group plc (Ireland) (a)	1,915,324	$2,123,762

OTHER COMMON STOCKS — 3.4% (b)		$7,965,355

TOTAL COMMON STOCKS — 69.5% (Cost $184,630,106)		$160,863,480

	Principal Amount	Fair Value

TOTAL INVESTMENT SECURITIES — 69.5% (Cost $184,630,106)		$160,863,480

SHORT-TERM INVESTMENTS — 30.7%
State Street Bank Repurchase Agreement — 0.00% 4/1/2020
(Dated 03/31/2020, repurchase price of $70,976,000, collateralized by $69,525,000 principal amount U.S. Treasury Notes — 1.625% 2022, fair value $72,400,693)	$70,976,000	$70,976,000
TOTAL SHORT-TERM INVESTMENTS (Cost $70,976,000)		$70,976,000

TOTAL INVESTMENTS — 100.2% (Cost $255,606,106)		$231,839,480
Other Assets and Liabilities, net — (0.2)%		(428,719)
NET ASSETS — 100.0% — NOTE 2		$231,410,761

(a)	Non-income producing security.
(b)	As permitted by U.S. Securities and Exchange Commission regulations, “Other” Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.

Foreign Currency Exchange Contracts

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Valuation at March 31, 2020	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	USD	1,876,305	EUR	1,690,000	5/7/2020	$1,866,415	$9,890	—
Barclays Bank PLC	USD	31,286,978	EUR	28,287,000	6/18/2020	31,289,507	—	$(2,529)
Total						$33,155,922	$9,890	$(2,529)

See Notes to Financial Statements

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the NYSE. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Currency forwards are valued at the closing currency exchange rate which is not materially different from the forward rate. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of March 31, 2020:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Application Software	—	$20,658,169	—	$20,658,169
Household Products	—	14,810,261	—	14,810,261
Industrials	—	13,302,365	—	13,302,365
Medical Equipment	—	11,040,554	—	11,040,554
Information Technology Services	—	10,101,519	—	10,101,519
Food Services	—	7,233,642	—	7,233,642
Building Maintenance Services	—	7,144,236	—	7,144,236
Beverages	$3,273,576	3,519,778	—	6,793,354
Professional Services	—	6,711,732	—	6,711,732
Commercial Services	—	6,383,576	—	6,383,576
Other Specialty Retail - Discretionary	—	6,184,623	—	6,184,623
Other Commercial Services	—	4,801,223	—	4,801,223
Internet Media	—	4,512,918	—	4,512,918
Advertising & Marketing	—	3,965,166	—	3,965,166
Non Wood Building Materials	—	3,874,565	—	3,874,565
Funeral Services	—	3,582,880	—	3,582,880
Health Care Supplies	—	3,457,866	—	3,457,866
Cement & Aggregates	—	3,452,789	—	3,452,789
Semiconductor Manufacturing	—	3,297,027	—	3,297,027
Specialty Chemicals	—	2,413,671	—	2,413,671
Flow Control Equipment	—	2,390,707	—	2,390,707
Commercial & Residential Building Equipment & Systems	2,385,884	—	—	2,385,884
Packaged Food	—	2,275,636	—	2,275,636
Banks	—	2,123,762	—	2,123,762
Other Common Stocks	3,725,187	4,240,168	—	7,965,355
Short-Term Investment	—	70,976,000	—	70,976,000
	$9,384,647	$222,454,833	—	$231,839,480

Forward Foreign Currency Contracts (currency risk)
Receivable	—	$9,890	—	$9,890
Payable	—	(2,529)	—	(2,529)
	—	$7,361	—	$7,361

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were transfers of $ 79,292,782 from Level 1 to Level 2 during the period ended March 31, 2020. The transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended March 31, 2020, were due to changes in valuation of international equity securities from the exchange closing price to the fair value price.

Forward foreign currency contracts: Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging. The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Forward foreign currency contracts are valued daily at the foreign exchange rates as of the close of the New York Stock Exchange.

NOTE 2 — Federal Income Tax

The cost of investment securities held at March 31, 2020 (excluding short-term investments), was $196,711,821 for federal income tax purposes.  Net unrealized depreciation consists of:

Gross unrealized appreciation:	$9,777,907
Gross unrealized depreciation:	(45,626,248)
Net unrealized depreciation:	$(35,848,341)